Insurance	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Insurance
21. Insurance

	2023 $m	2022 $m

At 1 January	32	25

Insurance expenses	21	9

Claims and other amounts paid	(15)	(2)

Impact of discounting and other changes	(1)	–

At 31 December	37	32

Analysed as:

Current	12	9

Non-current	25	23

	37	32

Incurred but not reported claims (‘IBNR’) a	20	25

Reported but not settled claims	17	7

	37	32

a	Includes unallocated loss expenses.
Of the total reserves, $19m (2022: $21m) relates to international general liability and $14m (2022: $7m) relates to workers’ compensation. The utilisation of IBNR reserves is dependent on the timing of claims being reported and ultimately being settled; based on historical experience this is expected to be approximately five years (2022: five years). The maximum liabilities of the last five policy years is $49m (2022: $42m). Actual claims have not significantly differed to estimates in the last five years.

	2023 $m	2022 $m

Revenue from insurance activities	21	15

Insurance expenses (inclusive of overhead costs)	(23)	(11)

Insurance result	(2)	4